Cover	Feb. 06, 2025
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amended Current Report on Form 8-K/A (this “Form 8-K/A”) amends the current report on Form 8-K that was filed by Transcat, Inc. (the “Company”) with the U.S. Securities and Exchange Commission (the “SEC”) on February 12, 2025 (the “Original Report”), reporting the Company’s decision to: (i) dismiss Freed Maxick P.C. (f/k/a Freed Maxick CPAs, P.C., “Freed Maxick”) as its independent registered public accounting firm following the completion of its audit of the Company’s consolidated financial statements as of and for the fiscal year ended March 29, 2025, and the issuance of its report thereon; and (ii) engage Deloitte & Touche LLP (“Deloitte”) as its independent registered public accounting firm for the fiscal year ending March 28, 2026, effective beginning with the review of the Company’s consolidated financial statements for the quarter ending June 28, 2025. This Form 8-K/A is being filed to disclose the specific date of Freed Maxick’s dismissal and to update the disclosures required by Item 304(a) of Regulation S-K through that date.
Document Period End Date	Feb. 06, 2025
Entity File Number	000-03905
Entity Registrant Name	Transcat, Inc.
Entity Central Index Key	0000099302
Entity Tax Identification Number	16-0874418
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	35 Vantage Point Drive
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14624
City Area Code	585
Local Phone Number	352-7777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.50 par value
Trading Symbol	TRNS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false